                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

   CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

                  Investment Company Act file number 811-09152

                           The STAAR Investment Trust
                           --------------------------
               (Exact name of registrant as specified in charter)

                   604 McKnight Park Dr., Pittsburgh, PA 15237
                   -------------------------------------------
               (Address of principal executive offices) (Zip code)

                                 Andre Weisbrod
                           The STAAR Investment Trust
                             604 McKnight Park Drive
                              Pittsburgh, PA 15237
                           --------------------------
                     (Name and address of agent for service)

       Registrant's telephone number, including area code: 1-412-367-9076
                                                           --------------

Date of fiscal year end: December 31, 2006
                         -----------------

Date of reporting period: January 1, 2006 through June 30, 2006
                          -------------------------------------

A copy of the report transmitted to stockholders pursuant to Rule 30e-1 under the Act (17 CFR 270.30e-1) is included herewith.

[STAAR(SM) Investment Trust Logo]

Semi Annual Report
January 1, 2006 to June 30, 2006

(Picture of cactus and windmill)
Power, Perseverance and Growth
Adapting to Varied Climates

604 McKnight Park Dr.
Pittsburgh, PA 15237
412-367-9076
Fax 412-367-9141
Web Site: www.staarfunds.com
Email: staarbase@aol.com
Cover photo courtesy J. Andre Weisbrod, copyright 2006

LETTER TO SHAREHOLDERS
August 31, 2006

Dear Shareholders,

     The world constantly changes. It is our job to assess those changes and adapt to them. It is not always easy and we do not always make perfect decisions. But over the long haul we strive to find the resources and power of economic trends and apply sound principles, patience and perseverance to achieve growth of the assets in our care.

     The first half of 2006 saw stock markets move upward through April, then began a correction that took the S&P 500 down around 8% from its peak. Having recovered a good bit of ground in August, a clear direction is not yet apparent for the rest of the year.

     Overall the economy is doing well, though slowing, which was the objective of the Federal Reserve rate hikes. Employment, productivity, corporate earnings and other areas continue to lean positive. However, worries about inflation, too much slowdown, the Middle East and oil prices and just general nervousness are negatives weighing on the stock markets. International stock markets have continued to outpace the U. S. domestic markets.

     With the Federal Reserve pausing in its tightening of rates, the bond market has improved into positive territory after experiencing negative returns for much of the year. Short-term rates should stabilize, but long-term rates appear to be on the low side compared to projected inflation rates.

     We remain cautiously optimistic that all major markets can finish 2006 on the upside. But we have increased cash positions to protect portfolios if conditions should deteriorate.

     Overall I am pleased with the performance of our funds, led by the AltCat Fund's continued strong performance during the first half of 2006. Our strategy of staying shorter-term in both bond funds has paid off with positive returns all year, including during the months when the bond indices were down or flat.

     In April the STAAR Funds reached the ten-year milestone of their existence. Less than 15% of the over 20,000 mutual funds in existence have been managed by the same person for ten years or more. We are pleased to have achieved this and look forward to serving our shareholders with greater knowledge, wisdom and efficiency in the years to come.

     On behalf of the Trustees of the STAAR Investment Trust and people of STAAR Financial Advisors, Inc., thank you for your continued trust and confidence. We hope you will be with us for another ten years!

Sincerely Yours,


-------------------------------------
J. Andre Weisbrod, Trustee
President, STAAR Financial Advisors,
Inc., Advisor to the Trust

                           Perspective & Performance

    Indexes used for comparisons are selected as being closest to each Fund's objectives. Multiple indexes are used where a single index may not correlate completely with a Fund's objectives, strategies and/or portfolio holdings.

ALTCAT (ALTERNATIVE CATEGORIES) FUND (ACF)

A multi-asset global fund of funds that invest in assets that offer opportunities for growth.

     The AltCat Fund continues to outperform the S&P 500 while maintaining a wide diversification of investments in both domestic and International markets. We continue to keep the portfolio broadly diversified and have become more conservative in recent months. We will continue to vigilantly watch for trends and opportunities as we move forward. We are pleased to report that the ACF has outperformed the S&P 500 for the 1, 3 and 5 year periods ending 06/30/06 and has consistently been one of the highest-ranked funds in its category.

                                                                  THREE YEAR    FIVE YEAR      TEN YEAR     SINCE PUBLIC
                                   LAST    YEAR-TO-              AVG. ANNUAL   AVG. ANNUAL   AVG. ANNUAL     INCEPTION
  FOR PERIODS ENDING 6/30/06     QUARTER     DATE     ONE YEAR    RETURN(1)     RETURN(1)     RETURN(1)     (5/28/97)(1)
  --------------------------     -------   --------   --------   -----------   -----------   -----------   -------------
ALTCAT FUND (ACF)                 -3.78%     3.61%     12.87%       15.30%        6.17%         6.01%          5.59%
S&P 500 Index                     -1.44%     2.71%      8.63%       11.22%        2.49%         8.32%          6.16%
Morningstar Multi-Asset Global
   Fds Avg                        -0.53%     4.46%     12.35%       13.26%        7.91%         7.15%          9.28%

Portfolio Turnover 1.4%

GENERAL BOND FUND (GBF)

A high-grade general bond portfolio of US Gov't, Gov't Agency and Investment Grade Corp. Bonds with a flexible average maturity.

Short and intermediate-term bonds continue to struggle in the first half of 2006 as the Fed continued to raise short-term interest rates. However with the recent Federal Reserve "pause" the probability of short-term rates stabilizing has increased. The risk required to increase yield by extending maturities is still not favorable. Therefore, we are sticking with our strategy, which is designed to protect against significant bond price declines while maintaining healthy short to intermediate term yields. We are pleased that our strategy has paid off in the past year.

                                                                  THREE YEAR    FIVE YEAR      TEN YEAR      SINCE PUB.
                                   LAST    YEAR-TO-              AVG. ANNUAL   AVG. ANNUAL   AVG. ANNUAL      INCEPT.
  FOR PERIODS ENDING 6/30/06     QUARTER     DATE     ONE YEAR    RETURN(1)     RETURN(1)     RETURN(1)    (5/28/97) (1)
  --------------------------     -------   --------   --------   -----------   -----------   -----------   -------------
GENERAL BOND FUND (GBF)            0.67%     1.34%      1.11%       0.76%         3.48%         4.83%          4.68%
Lehman Bros Intermed Gov/Cred
   Index                           0.21%    -0.17%     -0.18%       1.49%         4.62%         5.81%          5.77%
Morningstar Intermed-Term Bd
   Fd Avg                         -0.20%    -0.72%     -0.89%       1.86%         4.47%         5.50%          5.42%

Current Yield as of 6/30/06 ..         3.8%**
Average Maturity .............   2.3 Years
S.E.C. Yield as of 6/30/06 ...         3.0%***
Portfolio Turnover ...........        16.3%

(1) Performance figures are total returns, including dividends and capital gains reinvested, except as noted with **. Indexes were quoted as published in various publications or sources, including the Wall St. Journal and Morningstar. Past performance is no guarantee of future results. Investment returns and principal values fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. You should read the prospectus carefully and consider investment objectives, risks and expenses carefully before investing. The General Bond Fund was formerly named the Intermediate Bond Fund. The Short Term Bond Fund was previously named the Long Term Bond Fund. The investment objectives were changed by a vote of shareholders in August of 2004. Performance shown that includes periods prior to August 2004 include performance achieved under the different investment objectives. The Trust was formed as a PA private business trust and investment operations commenced 4/4/96. Public inception was effective on 5/28/97 with no changes in investment operations, except for the General Bond Fund and the Short Term Bond Fund.

FOR A CURRENT PROSPECTUS, CALL 1-800-332-7738 P.I.N. 3370 OR VISIT WWW.STAARFUNDS.COM

International Fund -- A fund of funds in which the underlying investments are primarily common stocks of companies in countries outside the U.S., including emerging markets. Individual stocks may be owned.

     International markets have led the US markets in 2006. Our diversification in the emerging markets hurt fund performance in the second quarter. However, we believe these markets will offer substantial opportunities going forward and the potential makes the short-term volatility and other risks acceptable. We are pleased that the INTF has performed in the top third of all funds in the Foreign Large Blend category as tracked by Morningstar for the five-year period ending 6/30/06.

                                                                  THREE YEAR    FIVE YEAR     TEN YEAR      SINCE PUBLIC
                                   LAST    YEAR-TO-              AVG. ANNUAL   AVG. ANNUAL   AVG. ANNUAL     INCEPTION
  FOR PERIODS ENDING 6/30/06     QUARTER     DATE     ONE YEAR    RETURN(1)     RETURN(1)     RETURN(1)    (5/28/97) (1)
  --------------------------     -------   --------   --------   -----------   -----------   -----------   -------------
INTERNATIONAL FUND (INTF)         -2.59%     6.33%     24.63%       21.93%         9.12%        6.14%          4.97%
EAFE Index                         0.70%    10.16%     26.56%       23.94%        10.02%        6.40%          6.10%
Morningstar Foreign Large
   Blend Fds Avg                  -0.71%     8.90%     26.38%       21.90%         8.08%        6.35%          5.55%

Portfolio Turnover ..   1.1%

LARGER COMPANY STOCK FUND (LCSF)

A fund of funds investing in funds that invest in large and larger mid-cap stocks with the objective of Growth with some Income. Individual stocks may be owned.

     The economy has continued advancing in 2006, but is showing signs of slower growth. While there is always a danger of recession in the future, it seems unlikely to occur at least until well into 2007. It is possible we are entering a period where large cap stocks may outperform small caps, which has not happened for the past seven years. We continue to be cautiously optimistic that the year will end up on the plus side.

                                                                  THREE YEAR    FIVE YEAR     TEN YEAR      SINCE PUBLIC
                                   LAST    YEAR-TO-              AVG. ANNUAL   AVG. ANNUAL   AVG. ANNUAL     INCEPTION
  FOR PERIODS ENDING 6/30/06     QUARTER     DATE     ONE YEAR    RETURN(1)     RETURN(1)     RETURN(1)    (5/28/97) (1)
  --------------------------     -------   --------   --------   -----------   -----------   -----------   -------------
LARGER CO. STOCK FUND (LCSF)      -3.36%     2.42%      8.10%       10.22%        2.00%         6.02%          4.64%
S&P 500 Index                     -1.44%     2.71%      8.63%       11.22%        2.49%         8.32%          6.16%
Morningstar Large Blend Funds
   Avg.                           -2.10%     2.39%      8.84%       10.97%        2.31%         7.39%          6.01%

(1) Performance figures are total returns, including dividends and capital gains reinvested, except as noted with **. Indexes were quoted as published in various publications or sources, including the Wall St. Journal and Morningstar. Past performance is no guarantee of future results. Investment returns and principal values fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. You should read the prospectus carefully and consider investment objectives, risks and expenses carefully before investing. The General Bond Fund was formerly named the Intermediate Bond Fund. The Short Term Bond Fund was previously named the Long Term Bond Fund. The investment objectives were changed by a vote of shareholders in August of 2004. Performance shown that includes periods prior to August 2004 include performance achieved under the different investment objectives. The Trust was formed as a PA private business trust and investment operations commenced 4/4/96. Public inception was effective on 5/28/97 with no changes in investment operations, except for the General Bond Fund and the Short Term Bond Fund.

For a current prospectus, call 1-800-332-7738 P.I.N. 3370 or visit www.staarfunds.com

SHORT TERM BOND FUND (STBF)

A high-grade bond portfolio of US Gov't, Gov't Agency and Investment Grade Corporate Bonds with an average maturity between 1 and 3 years.

If the Federal Reserve does not raise rates further, short-term yields will level off in the current range. A decrease in the Fed rate is unlikely for the near future.

                                                                  THREE YEAR    FIVE YEAR     TEN YEAR      SINCE PUBLIC
                                   LAST    YEAR-TO-              AVG. ANNUAL   AVG. ANNUAL   AVG. ANNUAL     INCEPTION
  FOR PERIODS ENDING 6/30/06     QUARTER     DATE     ONE YEAR      RETURN        RETURN      RETURN(1)     (5/28/97)(1)
  --------------------------     -------   --------   --------   -----------   -----------   -----------   -------------
SHORT TERM BOND FUND (STBF)       0.47%      0.89%      1.46%       0.36%         3.98%         5.15%          5.11%
LEHMAN BROS 1-3 YEAR GOVT
   INDEX                          0.66%      1.08%      1.87%       1.48%         3.23%         4.85%          4.76%
MORNINGSTAR SHORT-TERM BD FD
   AVG                            0.50%      0.84%      1.38%       1.45%         3.17%         4.64%          4.47%

Current Yield as of 6/30/06 ..         4.1%**
Average Maturity .............   1.5 Years
S.E.C. Yield as of 6/30/06 ...         3.2%***
Portfolio Turnover ...........         6.7%

SMALLER COMPANY STOCK FUND (SCSF)

A fund of funds investing in funds that invest in small, micro-cap and smaller mid-cap stocks with an objective of long term growth. Individual stocks may be owned.

     Small stocks retreated significantly in the second quarter and have continued to under perform large stocks so far in the third quarter. It is possible that small stocks will go through a period where they will trail larger companies. However, this is not certain and diversification among smaller stocks still makes sense for most investors' portfolio allocations.

                                                                  THREE YEAR    FIVE YEAR     TEN YEAR      SINCE PUBLIC
                                   LAST    YEAR-TO-              AVG. ANNUAL   AVG. ANNUAL   AVG. ANNUAL     INCEPTION
  FOR PERIODS ENDING 6/30/06     QUARTER     DATE     ONE YEAR    RETURN(1)     RETURN(1)     RETURN(1)     (5/28/97)(1)
  --------------------------     -------   --------   --------   -----------   -----------   -----------   -------------
SMALLER CO. STOCK FD (SCSF)       -5.17%     6.42%     13.01%       16.86%        6.99%         9.05%          9.52%
Russell 2000 Index                -5.02%     8.21%     14.58%       18.70%        8.50%         9.05%          8.82%
Morningstar Small Company Fds
   Avg                            -5.08%     5.93%     13.21%       17.54%        7.91%         9.05%         12.92%

Portfolio Turnover ..   26.6%

(1) Performance figures are total returns, including dividends and capital gains reinvested, except as noted with **. Indexes were quoted as published in various publications or sources, including the Wall St. Journal and Morningstar. Past performance is no guarantee of future results. Investment returns and principal values fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. You should read the prospectus carefully and consider investment objectives, risks and expenses carefully before investing. The General Bond Fund was formerly named the Intermediate Bond Fund. The Short Term Bond Fund was previously named the Long Term Bond Fund. The investment objectives were changed by a vote of shareholders in August of 2004. Performance shown that includes periods prior to August 2004 include performance achieved under the different investment objectives. The Trust was formed as a PA private business trust and investment operations commenced 4/4/96. Public inception was effective on 5/28/97 with no changes in investment operations, except for the General Bond Fund and the Short Term Bond Fund.

FOR A CURRENT PROSPECTUS, CALL 1-800-332-7738 P.I.N. 3370 OR VISIT WWW.STAARFUNDS.COM

            STAAR Investment Trust Portfolio Holdings as of 06/30/06
                    ALTCAT FUND Portfolio Valuation 06/30/06

                                                                 UNIT                                                UNREALIZED
POSITION                                              SHARES     COST     PRICE      COST       VALUE     PERCENT   GAIN/(LOSS)
--------                                            ---------   ------   ------   ---------   ---------   -------   -----------
CASH & EQUIVALENTS                                   576,540      1.00     1.00     576,540     576,540    17.1%            0

US MID-CAP LARGER CO. STOCK MUTUAL FUNDS
       iShares Russell Midcap Growth Index               500     64.78    95.92      32,390      47,960     1.4%       15,571
       iShares Russell Midcap Value Index Fund           700    114.51   132.17      80,157      92,519     2.7%       12,363
       iShares S&P 500/Barra Value Index Fund          1,000     56.10    68.71      56,098      68,710     2.0%       12,612
       Muhlenkamp Fund                                 3,561     48.04    81.28     171,063     289,442     8.6%      118,379
                                                                                  ---------   ---------    ----       -------
                              SUBTOTAL                                              339,707     498,631    14.8%      158,924

USSMALLER CO. STOCKS/MUTUAL FUNDS
       BroadVision Inc                                    75      0.00     0.50           0          38     0.0%           38
       iShares S&P SC 600/Barra Value Index Fund       2,000     55.25    69.45     110,505     138,900     4.1%       28,395
                                                                                  ---------   ---------    ----       -------
                              SUBTOTAL                                              110,505     138,938     4.1%       28,432

GLOBAL SMALLER CO. STOCK MUTUAL FUNDS
       Franklin Mutual Series Discovery Fund A        13,824     20.75    27.63     286,859     381,946    11.3%       95,087
       AF SmallCap World Fund                          5,480     24.32    38.03     133,298     208,401     6.2%       75,103
                                                                                  ---------   ---------    ----       -------
                              SUBTOTAL                                              420,157     590,347    17.5%      170,190

ALTERNATIVE CATEGORIES
       Eaton Vance Greater India A                     1,706     23.46    20.55      40,019      35,054     1.0%       (4,965)
       Franklin Natural Resources Fund A               8,781     17.04    34.67     149,666     304,446     9.0%      154,780
       iShares DJ US Basic Materials Sector Index        500     49.29    55.91      24,646      27,955     0.8%        3,309
       iShares DJ US Consumer Services Sector            400     50.12    60.65      20,047      24,260     0.7%        4,213
       iShares DJ US Healthcare Sector Index           1,000     56.42    60.45      56,417      60,450     1.8%        4,033
       iShares DJ US Telecomm. Sector Index            1,000     23.22    25.65      23,219      25,650     0.8%        2,431
       iShares MSCI Australia Index                    1,500     16.48    20.75      24,716      31,125     0.9%        6,409
       iShares MSCI Japan Index                        3,500     12.27    13.64      42,951      47,740     1.4%        4,789
       iShares MSCI Malaysia Index Fund                5,000      7.23     7.29      36,129      36,450     1.1%          321
       Internet Infrastructure HOLDRS Tr               7,500      3.88     4.91      29,123      36,825     1.1%        7,702
       Ivy Pacific Opportunities Fund A               13,040      8.07    13.99     105,193     182,426     5.4%       77,233
       John Hancock Tech Leaders A                     7,152      8.79     9.35      62,850      66,870     2.0%        4,020
       Live Oak Health Sciences                       13,621     11.01    10.49     150,000     142,884     4.2%       (7,116)
       Matthews Asian Growth and Income                3,834     15.37    18.13      58,932      69,517     2.1%       10,585
       Neuberger & Berman Focus Adv                    6,029     16.60    17.57     100,083     105,928     3.1%        5,845
       Vanguard Energy                                 3,613     28.67    65.20     103,591     235,544     7.0%      131,954
       Vanguard Health Care                            1,010    111.53   139.17     112,644     140,564     4.2%       27,921

                              SUBTOTAL                                            1,140,226   1,573,689    46.6%      433,463
                                                                                  ---------   ---------    ----       -------
       TOTALS                                                                     2,587,135   3,378,144     100%      791,009
                                                                                  =========   =========    ====       =======

*    Does not include accrued income or expenses.

BREAKDOWN BY GENERAL ASSET TYPE
[CHART APPEARS HERE]

Cash & Equivalents      21%
Bonds                    0%

Energy & Nat. Res       15%
Global Flexibly Mgd     10%
Global Smaller Cos       6%
Health Care             10%
International           11%
Prec. Metal/Mining       0%
Real Estate & Related    0%
Technology               4%
U.S. Fexibly Mgd         8%
US Large Cap             6%
US Mid Cap               4%
US Small Cap             4%
Other                    1%

BREAKDOWN BY MANAGEMENT STYLE
(Does not include cash positions of mutual funds owned by the Fund.)

[CHART APPEARS HERE]

Cash & Equivalents   17%
Large Cap Blend      39%
Large Cap Growth     10%
Large Cap Value      14%
Mid Cap Blend         0%
Mid Cap Growth       10%
Mid Cap Value         3%
Small Cap Value       4%
Small Cap Blend       3%

              GENERAL BOND FUND Portfolio Valuation* Date 06/30/06

                                                       SHARES OR
                                                       PRINCIPAL    UNIT                                                UNREALIZED
POSITION                                                 AMOUNT     COST     PRICE      COST       VALUE     PERCENT   GAIN/(LOSS)
--------                                               ---------   ------   ------   ---------   ---------   -------   -----------
CASH & EQUIVALENTS                                      947,466      1.00     1.00     947,466     947,466    28.3%            0

GOVERNMENT AGENCY OBLIGATIONS
       Fed Nat'l Mtg Assoc 3.66 4/30/08 c'06            200,000    100.17    96.86     200,339     193,720     5.8%       (6,619)
       Fed Nat'l Mtg Assoc 5.125 4/22/13 c'06            50,000    101.44    96.54      50,719      48,270     1.4%       (2,449)
       Fed Nat'l Mtg Assoc 2.625 10/01/07 c'06          175,000     99.80    96.56     174,643     168,980     5.0%       (5,663)
       Fed Nat'l Mtg Assoc 3.375 8/19/08 c'06            50,000     97.67    97.17      48,835      48,585     1.5%         (250)
       Fed Nat'l Mtg Assoc 4.0 3/15/10 c'06             150,000     95.49    95.08     143,230     142,620     4.3%         (610)
       Fed Nat'l Mtg Assoc 4.0 9/22/09                  150,000     98.23    98.05     147,350     147,075     4.4%         (275)
       Fed Nat'l Mtg Assoc 4.125 7/21/11 c'06            50,000     93.55    93.90      46,773      46,950     1.4%          177
       Fedl Farm Cr Bank 5.35 due 12/11/08              100,000     99.41    99.80      99,413      99,800     3.0%          387
       Fedl Home Ln Bank Bond 5.355 1/05/09              50,000     98.32    99.89      49,158      49,945     1.5%          787
       Fedl Home Ln Bank Bond 5.785 4/14/08              50,000    100.94   100.49      50,469      50,245     1.5%         (224)
       Fedl Home Ln Bank Bond 3.17 9/11/07 c'06         125,000    100.03    97.32     125,043     121,650     3.6%       (3,393)
       Fedl Home Ln Bank Bond 3.82 6/01/07 c'06         100,000    100.34    98.47     100,335      98,470     2.9%       (1,865)
       Fedl Home Ln Bank Bond 4.5 8/17/09 c'06          100,000    100.02    98.02     100,017      98,020     2.9%       (1,997)
       Fedl Home Ln Bank Bond 4.7 6/28/10 c'06          100,000     97.97    96.93      97,969      96,930     2.9%       (1,039)
       Fedl Home Ln Bank Bond 4.0 4/20/09 c'06          100,000     96.77    96.28      96,772      96,280     2.9%         (492)
       Fedl Home Ln Bank Bond 4.0 3/26/09               100,000     96.74    96.36      96,736      96,360     2.9%         (376)
       Fedl Home Ln Bank Bond 3.02 7/27/07 NC           100,000     97.96    97.43      97,957      97,430     2.9%         (527)
       Fedl Home Ln Mtg Corp Deb 5.125 10/15/08         130,000     99.31    99.29     129,100     129,077     3.9%          (23)
       Fedl Home Ln Mtg Corp Deb 4.35 06/02/08           50,000     98.42    97.76      49,208      48,880     1.5%         (328)
       Fedl Home Ln Mtg Corp Deb 4.375 11/09/11 c'06    100,000     94.55    94.82      94,549      94,820     2.8%          271
                                                                                     ---------   ---------    ----       -------
                              SUBTOTAL                                               1,998,617   1,974,107    59.0%      (24,510)

CORPORATE OBLIGATIONS
       Georgian Bank 5.2 12/28/06 CD                    100,000    100.00     1.00     100,084     100,000     3.0%          (84)
       CP&L Energy 5.95 3/01/09                          50,000     98.93   100.52      49,465      50,260     1.5%          795
       Ford Motor Cr 7.75 due 2/15/07                   100,000    100.47   100.17     100,468     100,170     3.0%         (298)
       GMAC 4.375 12/10/07                               80,000     96.22    95.92      76,975      76,736     2.3%         (239)
       Haliburton 6.0 8/1/06                            100,000    100.04   100.00     100,043     100,000     3.0%          (43)

                              SUBTOTAL                                                 427,034     427,166    12.8%          132
                                                                                     ---------   ---------    ----       -------
       TOTALS                                                                        3,373,118   3,348,739     100%      (24,379)
                                                                                     =========   =========    ====       =======

*    Does not include accrued income or expenses.

BREAKDOWN BY GENERAL ASSET TYPE

[CHART APPEARS HERE]

Cash & Equivalents         28%
Corporate                  13%
US Treasury & Gov Agency   59%

BREAKDOWN BY GENERAL RATING

(S&P and/or Moody's)

[CHART APPEARS HERE]

AAA Rated   86%
A Rated      2%
BBB Rated   12%

                               International Fund
                        Portfolio Valuation Date 06/30/06

                                                                                                                      UNREALIZED
                   POSITION                           SHARES   UNIT COST   PRICE      COST       VALUE     PERCENT   GAIN/(LOSS)
-----------------------------------------------      -------   ---------   -----   ---------   ---------   -------   -----------
CASH & EQUIVALENTS                                   342,103      1.00      1.00     342,103     342,103      7.5%            0
INTERNATIONAL STOCK MUTUAL FUNDS
      AF Europacific Fund                             16,411     32.91     43.90     540,057     720,456     15.8%      180,399
      CS International Focus Fund                     17,816     12.60     14.91     224,396     265,637      5.8%       41,240
      Eaton Vance Greater India A                      2,748     23.66     20.55      65,022      56,477      1.2%       (8,545)
      Harbor International                             9,097     28.59     55.31     260,059     503,172     11.1%      243,113
      iShares MSCI Australia Index Fd                  5,000     17.61     20.75      88,056     103,750      2.3%       15,694
      iShares MSCI Japan Index Fd                      4,000     12.75     13.64      50,983      54,560      1.2%        3,577
      iShares MSCI Malaysia Index Fd                   6,000      7.26      7.29      43,541      43,740      1.0%          199
      iShares MSCI Spain Index Fd                      1,000     25.40     42.31      25,400      42,310      0.9%       16,911
      Marsico Int'l Opportunities                     36,237      9.81     15.15     355,494     548,993     12.1%      193,499
      Putnam International Capital Opportunities A    21,220     16.57     32.51     351,570     689,849     15.2%      338,279
      Templeton Foreign Fund A                        38,186      9.51     13.46     363,037     513,977     11.3%      150,940
                                                                                   ---------   ---------     ----     ---------
                              SUBTOTAL                                             2,367,615   3,542,921     77.8%    1,175,306

DEVELOPING MARKETS MUTUAL FUNDS
      Templeton Developing Markets Trust A            26,991     12.31     24.71     332,282     666,938     14.7%      334,657
                                                                                   ---------   ---------     ----     ---------
                              SUBTOTAL                                               332,282     666,938     14.7%      334,657
                                                                                   ---------   ---------     ----     ---------
        TOTALS                                                                     3,042,000   4,551,963      100%    1,509,963
                                                                                   =========   =========     ====     =========

*    Does not include accrued income or expenses.

BREAKDOWN BY GENERAL ASSET TYPE
(Includes estimated cash positions of mutual funds owned by the Fund)

[CHART APPEARS HERE]

Bonds                    0%
Cash & Equivalents      12%
Domestic Stock           1%
Foreign Emerging Mkts   13%
Foreign Stock           71%
Other                    3%

BREAKDOWN BY MANAGEMENT STYLE
(Does not include cash positions of mutual funds owned by the Fund.)

[CHART APPEARS HERE]

Cash & Equivalents    8%
Large Cap Blend      31%
Large Cap Growth     19%
Large Cap Value      27%
Mid Cap Growth        0%
Mid Cap Value        15%

                           Larger Company Stock Fund
                       Portfolio Valuation* Date 06/30/06

                                                                                                                 UNREALIZED
                POSITION                        SHARES   UNIT COST    PRICE      COST       VALUE     PERCENT   GAIN/(LOSS)
-----------------------------------------      -------   ---------   ------   ---------   ---------   -------   -----------
CASH & EQUIVALENTS                             490,931       1.00      1.00     490,931     490,931     11.0%           0
U.S. LARGER CO. STOCK FUNDS
      Dodge & Cox Stock Fund                     2,616     113.71    144.48     297,514     378,020      8.4%      80,506
      Franklin Rising Dividends A               15,804      24.84     34.03     392,511     537,808     12.0%     145,297
      Fundamental Investors Fund A              12,715      29.16     38.30     370,787     486,990     10.9%     116,203
      iShares S&P 500/Barra Value Index Fund     1,000      63.05     68.71      63,048      68,710      1.5%       5,663
      iShares S&P 100 Index Fund                   600      56.93     58.04      34,157      34,824      0.8%         667
      Mairs & Power Growth Fund                  6,937      23.01     73.19     159,635     507,744     11.3%     348,109
      Torray Fund                                9,166      37.52     38.96     343,896     357,114      8.0%      13,217
      Washington Mutual Investors Fund A        10,511      28.08     32.11     295,188     337,521      7.5%      42,333
                                                                              ---------   ---------     ----      -------
                              SUBTOTAL                                        1,956,736   2,708,730     60.4%     751,994

U.S. MID-CAP LARGER CO. STOCK FUNDS
      Calamos Growth A                           7,298      41.42     54.25     302,286     395,899      8.8%      93,613
      Heartland Select Value                    17,992      27.79     27.37     500,000     492,443     11.0%      (7,557)
      Navellier MidCap Growth                   12,745      24.02     31.01     306,139     395,228      8.8%      89,089
                                                                              ---------   ---------     ----      -------
                              SUBTOTAL                                        1,108,425   1,283,570     28.6%     175,144
                                                                              ---------   ---------     ----      -------
        TOTALS                                                                3,556,092   4,483,231      100%     927,139
                                                                              =========   =========     ====      =======

*    Does not include accrued income or expenses.

BREAKDOWN BY GENERAL ASSET TYPE
(Includes estimated cash positions of mutual funds owned by the Fund)

[CHART APPEARS HERE]

Cash & Equivalents   14%
Domestic Stock       80%
Foreign Stock         6%
Other                 0%

BREAKDOWN BY MANAGEMENT STYLE
(Does not include estimated cash positions of mutual funds owned by the Fund)

[CHART APPEARS HERE]

Cash & Equivalents      11%
Large Cap Blend         31%
Large Cap Growth         9%
Large Cap Value         29%
Larger Mid-Cap Blend     0%
Larger Mid-Cap Growth    9%
Larger Mid-Cap Value    11%

                              Short Term Bond Fund
                        Portfolio Valuation Date 06/30/06

                                                 SHARES OR
                                                 PRINCIPAL                                                          UNREALIZED
                   POSITION                        AMOUNT    UNIT COST   PRICE      COST       VALUE     PERCENT   GAIN/(LOSS)
----------------------------------------------   ---------   ---------   -----   ---------   ---------   -------   -----------
CASH & EQUIVALENTS                                115,662        1.00     1.00     115,662     115,662      9.5%           0
US TREASURY AND GOVERNMENT AGENCY OBLIGATIONS
      Fed'l Farm Cr Bk 3.59 5/11/07 c'06           35,000       99.84    98.38      34,943      34,433      2.8%        (510)
      Fed'l Home Ln Bank 2.45 12/19/06 c'06        25,000       99.94    98.59      24,985      24,648      2.0%        (337)
      Fed'l Home Ln Bank 3.82 06/01/07 c'06       100,000      100.34    98.47     100,338      98,470      8.1%      (1,868)
      Fed'l Home Ln Bank 3.375 10/30/07 c'06       35,000       98.93    97.29      34,625      34,052      2.8%        (573)
      Fed'l Home Ln Bank 4.3 5/09/08              100,000      100.02    97.81     100,019      97,810      8.1%      (2,209)
      Fed'l Home Ln Bank 4.0 9/03/08 c'06          50,000       99.82    97.03      49,909      48,515      4.0%      (1,394)
      Fed'l Home Ln Bank 4.05 12/16/08 c'06        50,000       99.68    96.79      49,841      48,395      4.0%      (1,446)
      Fed'l Home Ln Bank 3.39 6/08/07 NC           50,000       99.59    98.07      49,795      49,035      4.0%        (760)
      Fed'l Home Ln Bank 4.0 2/23/09 c'06          50,000       97.05    96.48      48,525      48,240      4.0%        (285)
      Fed'l Home Ln Bank 4.0 1/12/07              100,000       99.98    99.68      99,983      99,680      8.2%        (303)
      Fed'l Home Ln Mtg Corp 3.65 5/16/08 c'06    130,000       99.22    96.77     128,989     125,801     10.4%      (3,188)
      Fed'l Home Ln Mtg Corp 4.25 6/15/09 c'06     50,000       97.29    96.72      48,646      48,360      4.0%        (286)
      Fed'l Nat'l Mtg Assoc 3.375 8/19/08 c'06     50,000       97.67    97.17      48,835      48,585      4.0%        (250)
      Fed'l Nat'l Mtg Assoc 3.5 2/11/08           100,000       97.97    97.43      97,974      97,430      8.0%        (544)
                                                                                 ---------   ---------     ----      -------
                              Subtotal                                             917,405     903,453     74.4%     (13,952)

CORPORATE OBLIGATIONS
      GMAC Sm Nt 3.30 09/15/06                     50,000      100.01    98.85      50,003      49,425      4.1%        (578)
      Hertz Corp 6.625 5/15/08 NC                  50,000      100.19    96.25      50,093      48,125      4.0%      (1,968)
      John Hancock Life 3.0 9/15/07                50,000      100.03    96.58      50,016      48,290      4.0%      (1,726)
      SAFECO Corp 4.2 2/1/08 NC                    50,000      100.28    97.38      50,141      48,690      4.0%      (1,451)
                                                                                 ---------   ---------     ----      -------
                              Subtotal                                             200,253     194,530     16.0%      (5,723)
                                                                                 ---------   ---------     ----      -------
        TOTALS                                                                   1,233,320   1,213,645      100%     (19,675)
                                                                                 =========   =========     ====      =======


*    Does not include accrued income or expenses.

BREAKDOWN BY GENERAL ASSET TYPE

[CHART APPEARS HERE]

Cash & Equivalents             10%
Corporate                      16%
US Treasury & Gov Agency 60%   74%

BREAKDOWN BY GENERAL RATING (S&P and/or Moody's)

[CHART APPEARS HERE]

AAA Rated   83%
AA Rated     4%
B Rated      6%
BBB Rated    9%

                           Smaller Company Stock Fund
                       Portfolio Valuation Date 06/30/06

                                                                                                           UNREALIZED
                POSITION                   SHARES   UNIT COST   PRICE      COST       VALUE     PERCENT   GAIN/(LOSS)
---------------------------------------   -------   ---------   -----   ---------   ---------   -------   -----------
CASH & EQUIVALENTS                        449,411      1.00      1.00     449,411     449,411     9.0%            0
U.S. SMALLER MID-CAP STOCK MUTUAL FUNDS
   Columbia Acorn Z Fund                   19,451     19.20     29.49     373,468     573,611    11.5%      200,142
   Hennessy Cornerstone Growth             11,457     21.82     20.87     250,000     239,116     4.8%      (10,885)
                                                                        ---------   ---------    ----      --------
                SUBTOTAL                                                  623,468     812,726    16.3%      189,258
U.S. SMALLER CO. STOCK MUTUAL FUNDS
   Gartmore Small Cap A                    35,663     19.64     19.30     700,500     688,298    13.8%      (12,201)
   Munder Small Cap Value A                14,358     25.86     29.25     371,347     419,983     8.4%       48,637
   Royce Opportunity Fund                  37,985      7.72     13.49     293,135     512,412    10.3%      219,277
   Wasatch Small Cap Value                147,955      4.69      5.43     693,414     803,395    16.2%      109,981
                                                                        ---------   ---------    ----      --------
                SUBTOTAL                                                2,058,395   2,424,088    48.8%      365,694
U.S. MICROCAP STOCK MUTUAL FUNDS
   Bjurman & Barry MicroCap Growth          2,894     27.64     31.21      80,000      90,319     1.8%       10,319
   Franklin MicroCap Value                 19,484     22.43     40.47     436,929     788,514    15.9%      351,585
   Royce MicroCap Inv                      22,896     17.47     17.79     400,000     407,327     8.2%        7,327
                                                                        ---------   ---------    ----      --------
                SUBTOTAL                                                  916,929   1,286,159    25.9%      369,230
                                                                        ---------   ---------    ----      --------
   TOTALS                                                               4,048,203   4,972,385     100%      924,182
                                                                        =========   =========    ====      ========

*    Does not include accrued income or expenses.

BREAKDOWN BY GENERAL ASSET TYPE
(Includes estimated cash positions of mutual funds owned by the Fund)

[CHART APPEARS HERE]

Cash & Equivalents   15%
Domestic Stock       77%
Foreign Stock         7%
Other                 1%

BREAKDOWN BY MANAGEMENT STYLE
(Does not include estimated cash positions of mutual funds owned by the Fund)

[CHART APPEARS HERE]

Cash & Equivalents        9%
Small Cap Blend          48%
Small Cap Growth         10%
Small Cap Value          16%
Smaller Mid-Cap Growth   12%
Smaller Mid-Cap Blend     5%

Expenses & Ratios Summary Chart?

                  STAAR INVESTMENT TRUST FINANCIAL STATEMENTS
               STATEMENT OF ASSETS AND LIABILITIES JUNE 30, 2006

                                                          GBF         STBF        LCSF        SCSF        INTF        ACF
                                                       ---------   ---------   ---------   ---------   ---------   ---------
                       ASSETS
Investments in Securities at Value Identified          3,348,739   1,213,645   4,483,229   4,972,385   4,551,963   3,378,145
Accounts Receivable - Other                                  805           0         805         805           0       1,085
Interest Receivable                                       27,765      10,006         841         723       1,060       1,106
                                                       ---------   ---------   ---------   ---------   ---------   ---------
                    TOTAL ASSETS                       3,377,309   1,223,651   4,484,875   4,973,913   4,553,023   3,380,335
                                                       =========   =========   =========   =========   =========   =========
                     LIABILITIES
Accounts Payable for Securities                                0           0           0           0           0           0
Accounts Payable - Other                                     749         370       1,301       1,484       1,638       1,274
                                                       ---------   ---------   ---------   ---------   ---------   ---------
                  TOTAL LIABILITIES                          749         370       1,301       1,484       1,638       1,274
                                                       ---------   ---------   ---------   ---------   ---------   ---------
                     NET ASSETS                        3,376,560   1,223,281   4,483,574   4,972,429   4,551,385   3,379,062
                                                       =========   =========   =========   =========   =========   =========
Shares of Beneficial Interest Outstanding                336,385     133,242     333,223     314,619     316,219     228,360
Net Asset Value Per Share                                  10.04        9.18       13.46       15.80       14.39       14.80

                            STATEMENT OF OPERATIONS
                  FOR THE SIX MONTH PERIOD ENDED JUNE 30, 2006

                                                         GBF     STBF      LCSF      SCSF       INTF      ACF
                                                       ------   ------   -------   --------   -------   -------
                       INCOME
Mutual Fund Dividends (Including Money Market Funds)    6,822    3,932    17,889      2,836     6,187     9,906
Interest                                               36,786   17,131         0          0         0         0
                                                       ------   ------   -------   --------   -------   -------
                    TOTAL INCOME                       43,608   21,063    17,889      2,836     6,187     9,906
                                                       ------   ------   -------   --------   -------   -------
                      EXPENSES
12B-1 Distribution Expense                                512      431     2,109      2,114     3,197     2,704
MF Services Expense                                     3,686    1,973     9,431     10,221     9,678     6,957
Advisory Fee                                            2,865      312    22,337     24,207    22,921    16,476
Custodian Fee                                             690      382     1,876      2,033     1,938     1,390
Printing Expense                                           83       46       225        244       233       167
Directors Fee                                             472      262     1,283      1,391     1,326       951
Registration Fee                                          343      190       932      1,010       962       690
Tax Expense                                               112       62       304        329       314       225
Auditing Fee                                            1,792      993     4,870      5,279     5,032     3,608
Legal Fee                                                 473      262     1,285      1,393     1,327       952
Miscellaneous Expense                                      24       13        66         71        68        49
Insurance Expense                                       1,139      631     3,097      3,357     3,199     2,294
Prospectus Production and Mailing Expense                  15        8        40         43        41        30
Advertising Expense                                         0        0         0          0         0         0
Compliance Expense                                        582      322     1,582      1,715     1,634     1,172
IT Expense                                                 17        9        46         50        48        34
Pricing Expense                                           138       76       374        405       386       277

Other                                                       0        0         0          0         0         0
                   TOTAL EXPENSES                      12,942    5,972    49,855     53,863    52,303    37,976
                                                       ------   ------   -------   --------   -------   -------
                NET INVESTMENT INCOME                  30,666   15,090   (31,966)   (51,027)  (46,116)  (28,070)
                                                       ------   ------   -------   --------   -------   -------
REALIZED & UNREALIZED APPRECIATION ON INVESTMENTS
Realized Long & Short Term Capital Gains/(Losses)           0        0   210,277    570,378   239,846   119,807
Unrealized Appreciation(Depreciation) during Period    (5,771)  (5,051)  (76,372)  (216,219)   75,499    23,091
                                                       ------   ------   -------   --------   -------   -------
NET REALIZED & UNREALIZED APPRECIATION(DEPRECIATION)   (5,771)  (5,051)  133,905    354,159   315,345   142,897
NET INCREASE/DECREASE IN NET ASSETS FROM OPERATION     24,895   10,039   101,939    303,132   269,228   114,827
                                                       ------   ------   -------   --------   -------   -------

STAAR INVESTMENT TRUST FINANCIAL STATEMENTS
STATEMENT OF CHANGE IN NET ASSETS
Period Ended June 30, 2006

                                                                         GBF                  STBF                 LCSF
                                                                --------------------  -------------------  --------------------
                                                                   38,898     38,717     38,898    38,717     38,898     38,717
   INCREASE/(DECREASE) IN NET ASSETS FROM OPERATIONS

Investment Income - Net                                            30,666     71,126     15,090    26,522    (31,966)   (44,160)
Net Realized Gains(Losses) in Investments                               0     (1,524)         0    (9,227)   210,277    147,046
Unrealized Appreciation(Depreciation) of Investments               (5,771)   (69,054)    (5,051)   (9,332)   (76,372)    52,540
                                                                ---------  ---------  ---------  --------  ---------  ---------
          NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS     24,895        548     10,039     7,964    101,939    155,426

Investment Income and Short Term Gains                            (35,645)   (78,454)   (14,591)  (23,436)         0          0
Realized Long-Term Gains                                                0          0         (0)       (0)         0          0

                                                                ---------  ---------  ---------  --------  ---------  ---------
                                          TOTAL DISTRIBUTIONS     (35,645)   (78,454)   (14,591)  (23,436)         0          0

Purchases                                                       1,735,602    138,783    306,955   770,878    184,311    480,114
Redemptions                                                      (175,366)  (711,524)   (77,240) (397,268)  (589,293)  (863,645)
Reinvestment of Dividends                                          35,445     77,926     14,453    23,195         --         --
                                                                ---------  ---------  ---------  --------  ---------  ---------
   NET INCREASE(DECREASE) IN NET ASSETS RESULTING FROM CAPITAL
                                            SHARE TRANSACTIONS  1,595,680   (494,815)   244,169   396,805   (404,983)  (383,532)

                        TOTAL INCREASE(DECREASE) IN NET ASSETS  1,584,931   (572,721)   239,617   381,333   (303,044)  (228,105)

Net Assets, Beginning of Period                                 1,791,623  2,364,341    983,665   602,325  4,786,617  5,014,675
Net Assets, End of Period                                       3,376,560  1,791,629  1,223,281   983,664  4,483,574  4,786,617

                                                                        SCSF                  INTF                   ACF
                                                                --------------------  --------------------  --------------------
                                                                   38,898     38,717     38,898     38,717     38,898     38,717
   INCREASE/(DECREASE) IN NET ASSETS FROM OPERATIONS

Investment Income - Net                                           (51,027)   (75,991)   (46,116)   (14,232)   (28,070)   (29,029)
Net Realized Gains(Losses) in Investments                         570,378    454,661    239,846    171,396    119,807    153,606
Unrealized Appreciation(Depreciation) of Investments             (216,219)  (153,982)    75,499    535,526     23,091    233,953
                                                                ---------  ---------  ---------  ---------  ---------  ---------
          NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS    303,132    224,688    269,228    692,690    114,827    358,530

Investment Income and Short Term Gains                                 (0)        (0)        --         --         (0)        (0)
Realized Long-Term Gains                                                0   (428,824)         0          0          0   (125,272)

                                                                ---------  ---------  ---------  ---------  ---------  ---------
                                          TOTAL DISTRIBUTIONS           0   (428,824)         0          0          0   (125,272)

Purchases                                                         178,363    214,407    219,427    580,282    225,831    593,730
Redemptions                                                      (535,363)  (962,266)  (687,608)  (555,714)  (406,767)  (462,028)
Reinvestment of Dividends                                              --    427,142         --         --         --    124,681
                                                                ---------  ---------  ---------  ---------  ---------  ---------
   NET INCREASE(DECREASE) IN NET ASSETS RESULTING FROM CAPITAL
                                            SHARE TRANSACTIONS   (357,000)  (320,717)  (468,181)    24,568   (180,936)   256,383

                        TOTAL INCREASE(DECREASE) IN NET ASSETS    (53,868)  (524,853)  (198,952)   717,258    (66,109)   489,640

Net Assets, Beginning of Period                                 5,026,297  5,551,150  4,750,337  4,033,085  3,445,170  2,955,530
Net Assets, End of Period                                       4,972,429  5,026,297  4,551,385  4,750,337  3,379,062  3,445,170

STATEMENT OF CASH FLOWS,
Period Ended June 30, 2006

                                                                 GBF       STBF       LCSF       SCSF       INTF       ACF
                                                             ----------  --------  ---------  ----------  --------  --------
   CASH PROVIDED (USED) BY OPERATING ACTIVITIES

Net Increase in Net Assets from Operations                       24,895    10,039    101,939     303,132   269,228   114,827
   ADJUSTMENTS REQUIRED TO RECONCILE TO NET ASSETS PROVIDED
                                    BY OPERATING ACTIVITIES

Investments Purchased                                        (1,018,630) (343,685)  (818,568) (1,428,231)  (69,656)  (51,611)
Sales or Redemptions                                            330,000    70,000  1,660,075   2,266,379   903,029   781,033
Net Realized (Gains)Losses on Investments                            (0)       (0)  (210,277)   (570,378) (239,846) (119,807)
Unrealized (Appreciation)Depreciation of Investments              5,771     5,051     76,372     216,219   (75,499)  (23,091)
Reinvestment of Ordinary Dividend Distributions                       0         0    (12,920)       (500)   (4,656)   (2,818)
Net Amortization of Bond Premiums(Discounts)                       (518)     (521)         0           0         0         0
(Increase)Decrease in Interest Receivable                        (2,997)   (4,429)      (688)       (700)     (913)     (989)
(Increase)Decrease in  Receivables                                 (805)        0      4,626       4,625     5,430     9,754
Increase(Decrease) in Accounts Payable                              483       203        218         364       436       344
                                                             ----------  --------  ---------  ----------  --------  --------
            NET CASH PROVIDED(USED) BY FINANCING ACTIVITIES    (661,802) (263,342)   800,777     790,909   787,553   707,643

   CASH PROVIDED(USED) BY FINANCING ACTIVITIES

Shareholder Contributions                                     1,735,602   306,955    184,311     178,363   219,427   225,831
Shareholder Redemptions (Incl. amts. reinvested in other
   Trust Portfolios)                                           (175,366)  (77,240)  (589,293)   (535,363) (687,608) (406,767)
Cash Distributions Paid                                            (200)     (138)         0           0         0         0
                                                             ----------  --------  ---------  ----------  --------  --------
            NET CASH PROVIDED(USED) BY FINANCING ACTIVITIES   1,560,036   229,577   (404,983)   (357,000) (468,181) (180,936)

                   INCREASE(DECREASE) IN CASH DURING PERIOD     898,234   (33,765)   395,795     433,910   319,372   526,707

Cash Balance - Beginning of Period                               49,232   149,427     95,136      15,501    22,731    49,832
Cash Balance - End of Period                                    947,466   115,662    490,931     449,411   342,103   576,540

Net Increase(Decrease)                                          898,234   (33,765)   395,795     433,910   319,372   526,707

   SUPPLEMENTAL DISCLOSURE OF CASH FLOW INFORMATION:

NONCASH FINANCING ACTIVITIES NOT INCLUDED HERIN CONSIST OF:

Reinvestment of Dividends and Distributions                      35,455    14,452          0           0         0         0
                                                             ==========  ========  =========  ==========  ========  ========

Shareholder Transactions, January 1, 2005 through June 30, 2006

                                                          YEAR ENDED 12/31/2005
            YEAR ENDED       ------------------------------------------------------------------------------
            12/31/2004                            DISTRIBUTION
             BALANCE               SOLD           REINVESTMENT         REDEMPTIONS            BALANCE
       -------------------   ----------------   ----------------   ------------------   -------------------
FUND    SHARES    DOLLARS    SHARES   DOLLARS   SHARES   DOLLARS    SHARES    DOLLARS    SHARES    DOLLARS
----   -------   ---------   ------   -------   ------   -------   -------   --------   -------   ---------
GBF    226,305   2,285,857   13,489   138,783    7,643    77,921   (69,272)  (711,524)  178,165   1,791,037
STBF    64,049     605,299   82,971   770,878    2,508    23,184   (42,686)  (397,268)  106,841   1,002,094
LCSF   395,813   4,614,005   38,198   480,114       --        --   (69,659)  (863,645)  364,352   4,230,474
SCSF   359,710   4,463,216   14,037   214,407   28,762   427,151   (64,067)  (962,266)  338,442   4,142,508
INTF   348,046   3,627,583   48,145   580,282       --        --   (45,267)  (555,714)  350,923   3,652,151
ACF    223,143   2,482,756   42,679   593,730    8,730   124,685   (33,326)  (462,028)  241,226   2,739,143

                                     PERIOD ENDED 6/30/2006
       ---------------------------------------------------------------------------------
                               DISTRIBUTION
               SOLD            REINVESTMENT         REDEMPTIONS            BALANCE
       -------------------   ----------------   ------------------   -------------------
FUND    SHARES    DOLLARS    SHARES   DOLLARS    SHARES    DOLLARS    SHARES    DOLLARS
----   -------   ---------   ------   -------   -------   --------   -------   ---------
GBF    172,088   1,735,602    3,534    35,455   (17,402)  (175,366)  336,385   3,386,728
STBF    33,181     306,955    1,573    14,452    (8,353)   (77,240)  133,242   1,246,261
LCSF    13,494     184,311       --        --   (44,623)  (589,293)  333,223   3,825,491
SCSF    11,060     178,363       --        --   (34,883)  (535,363)  314,619   3,785,509
INTF    14,932     219,427       --        --   (49,637)  (687,608)  316,219   3,183,970
ACF     14,968     225,831       --        --   (27,834)  (406,767)  228,360   2,558,208

         Supplemental Information -- Selected per Share Data and Ratios
                Period from January 1, 2002 through June 30, 2006

                                                                  GBF
                                          --------------------------------------------------
                                          1/1/06 -  1/1/05 -  1/1/04 -  1/1/03 -  1/1/02 -
                                          06/30/06  12/31/05  12/31/04  12/31/03  12/31/02
                                          --------  --------  --------  --------  --------
PER SHARE DATA

Net Asset Value Beginning Of Period         10.06     10.45     10.75     10.99     10.59
                                            -----     -----     -----     -----     -----
Net Investment Income                        0.15      0.35      0.31      0.39      0.41
Net Realized & Unrealized Gains             (0.02)    (0.34)    (0.25)     0.05      0.35
                                            -----     -----     -----     -----     -----
Total Income from Operations                 0.13      0.01      0.06      0.44      0.76
                                            -----     -----     -----     -----     -----
Total Distributions to Shareholders         (0.15)    (0.40)    (0.36)    (0.68)    (0.36)
Net Asset Value End of Period               10.04     10.06     10.45     10.75     10.99
                                            =====     =====     =====     =====     =====
Total Return                                 1.34%     0.11%     0.50%     4.05%     7.19%
                                            =====     =====     =====     =====     =====
                                          Total returns are actual experienced by
                                          shareholders and may be slightly different if
                                          calculated using these numbers due to rounding
                                          differences.

RATIOS
Expenses to Avg. Net Assets*                 0.61%     1.26%     1.61%     1.30%     1.51%
Net Investment Income to Avg Net Assets*     1.52%     3.40%     2.88%     3.56%     3.79%
Portfolio Turnover Rate                     16.31%    17.84%    31.80%    35.97%    21.60%
NET ASSETS, END OF PERIOD
(000s omitted)                              3,377     1,792     2,364     2,923     4,378
                                            =====     =====     =====     =====     =====
Such ratios are after effect of              2006      2005      2004      2003      2002
   expenses waived (cents per share
   rounded):                                 0.02      0.02      0.00      0.03      0.00

                                                                STBF
                                          ------------------------------------------------
                                          1/1/06 -  1/1/05 -  1/1/04 -  1/1/03 -  1/1/02 -
                                          06/30/06  12/31/05  12/31/04  12/31/03  12/31/02
                                          --------  --------  --------  --------  --------
PER SHARE DATA

Net Asset Value Beginning Of Period          9.21      9.40      9.85     11.02     10.62
                                            -----     -----     -----     -----     -----
Net Investment Income                        0.13      0.24      0.24      0.50      0.48
Net Realized & Unrealized Gains             (0.10)    (0.23)    (0.26)     0.15      0.40
                                            -----     -----     -----     -----     -----
Total Income from Operations                 0.03      0.01     (0.02)     0.65      0.88
                                            -----     -----     -----     -----     -----
Total Distributions to Shareholders         (0.12)    (0.20)    (0.43)    (1.82)    (0.48)
Net Asset Value End of Period                9.18      9.21      9.40      9.85     11.02
                                            =====     =====     =====     =====     =====

Total Return                                 0.98%     0.07%    -0.14%     5.88%     8.27%
                                            =====     =====     =====     =====     =====






RATIOS
Expenses to Avg. Net Assets*                 0.53%     0.94%     1.55%     1.34%     1.59%
Net Investment Income to Avg Net Assets*     1.43%     2.60%     2.49%     4.57%     4.50%
Portfolio Turnover Rate                      6.65%    48.02%    86.65%     8.53%    19.70%
NET ASSETS, END OF PERIOD
(000s omitted)                              1,223       984       602       415     1,630
                                            =====     =====     =====     =====     =====
Such ratios are after effect of              2006      2005      2004      2003      2002
   expenses waived (cents per share
   rounded):                                 0.03      0.03      0.00      0.03      0.00

                                                                LCSF
                                          ------------------------------------------------
                                          1/1/06 -  1/1/05 -  1/1/04 -  1/1/03 -  1/1/02 -
PER SHARE DATA                            06/30/06  12/31/05  12/31/04  12/31/03  12/31/02
--------------                            --------  --------  --------  --------  --------
Net Asset Value Beginning Of Period         13.14     12.67     11.45      9.49     11.58
                                            -----     -----     -----     -----    ------
Net Investment Income                       (0.09)    (0.12)    (0.11)    (0.07)    (0.09)
Net Realized & Unrealized Gains              0.41      0.59      1.33      2.03     (2.00)
                                            -----     -----     -----     -----    ------
Total Income from Operations                 0.32      0.47      1.22      1.96     (2.09)
                                            -----     -----     -----     -----    ------
Total Distributions to Shareholders          0.00      0.00      0.00      0.00      0.00
Net Asset Value End of Period               13.46     13.14     12.67     11.45      9.49
                                            =====     =====     =====     =====    ======
Total Return                                 2.42%     3.69%    10.65%    20.65%   -18.10%
                                            =====     =====     =====     =====    ======






RATIOS
Expenses to Avg. Net Assets*                 0.97%     1.85%     1.88%     1.59%     1.89%
Net Investment Income to Avg Net Assets*    -0.65%    -0.94%    -0.92%    -0.71%    -0.88%
Portfolio Turnover Rate                     16.63%    14.00%    35.19%    46.31%    24.08%
NET ASSETS, END OF PERIOD
(000s omitted)                              4,484     4,787     5,015     4,086     2,737
                                            =====     =====     =====     =====     =====
Such ratios are after effect of              2006      2005      2004      2003      2002
   expenses waived (cents per share
      rounded):                              0.00      0.00      0.00      0.03      0.00

                                                                SCSF
                                          ------------------------------------------------
                                          1/1/06 -  1/1/05 -  1/1/04 -  1/1/03 -  1/1/02 -
PER SHARE DATA                            06/30/06  12/31/05  12/31/04  12/31/03  12/31/02
--------------                            --------  --------  --------  --------  --------
Net Asset Value Beginning Of Period         14.85     15.43     14.53     10.29     12.47
                                            -----     -----     -----     -----    ------
Net Investment Income                       (0.15)    (0.23)    (0.26)    (0.19)    (0.21)
Net Realized & Unrealized Gains              1.11      1.04      2.10      4.43     (1.97)
                                            -----     -----     -----     -----    ------
Total Income from Operations                 0.95      0.81      1.84      4.24     (2.18)
                                            -----     -----     -----     -----    ------
Total Distributions to Shareholders          0.00     (1.39)    (0.94)     0.00      0.00
Net Asset Value End of Period               15.80     14.85     15.43     14.53     10.29
                                            =====     =====     =====     =====    ======
Total Return                                 6.42%     5.22%    12.69%    41.21%   -17.45%
                                            =====     =====     =====     =====    ======
                                          Total returns are actual experienced by
                                          shareholders and may be slightly
                                          different if calculated using these
                                          numbers due to rounding differences.
RATIOS
Expenses to Avg. Net Assets*                 0.96%     1.85%     1.88%     1.59%     1.89%
Net Investment Income to Avg Net Assets*    -0.95%    -1.50%    -1.73%    -1.61%    -1.80%
Portfolio Turnover Rate                     26.59%    23.04%    33.58%    45.72%    32.79%
NET ASSETS, END OF PERIOD
(000s omitted)                              4,972     5,026     5,551     4,592     2,609
                                            =====     =====     =====     =====    ======
Such ratios are after effect of              2006      2005      2004      2003      2002
   expenses waived (cents per share
   rounded):                                 0.00      0.00      0.00      0.03      0.00

                                                                INTF
                                          ------------------------------------------------
                                          1/1/06 -  1/1/05 -  1/1/04 -  1/1/03 -  1/1/02 -
PER SHARE DATA                            06/30/06  12/31/05  12/31/04  12/31/03  12/31/02
--------------                            --------  --------  --------  --------  --------
Net Asset Value Beginning Of Period         13.54     11.59      9.74      7.40      8.64
                                            -----     -----     -----     -----    ------
Net Investment Income                       (0.13)    (0.04)    (0.06)     0.02     (0.09)
Net Realized & Unrealized Gains              0.98      1.99      1.91      2.33     (1.15)
                                            -----     -----     -----     -----    ------
Total Income from Operations                 0.85      1.95      1.85      2.35     (1.24)
                                            -----     -----     -----     -----    ------
Total Distributions to Shareholders          0.00      0.00      0.00     (0.01)     0.00
Net Asset Value End of Period               14.39     13.54     11.59      9.74      7.40
                                            =====     =====     =====     =====    ======
Total Return                                 6.33%    16.82%    18.96%    31.85%   -14.33%
                                            =====     =====     =====     =====    ======




RATIOS
Expenses to Avg. Net Assets*                 0.97%     1.84%     1.88%     1.61%     1.90%
Net Investment Income to Avg Net Assets*    -0.91%    -0.34%    -0.63%     0.24%    -1.07%
Portfolio Turnover Rate                      1.37%    16.23%    16.99%    29.10%    24.08%
NET ASSETS, END OF PERIOD
(000s omitted)                              4,551     4,750     4,033     3,032     1,675
                                            =====     =====     =====     =====    ======
Such ratios are after effect of              2006      2005      2004      2003      2002
   expenses waived (cents per share
   rounded):                                 0.00      0.00      0.00      0.02      0.00

                                                                 ACF
                                          ------------------------------------------------
                                          1/1/06 -  1/1/05 -  1/1/04 -  1/1/03 -  1/1/02 -
PER SHARE DATA                            06/30/06  12/31/05  12/31/04  12/31/03  12/31/02
--------------                            --------  --------  --------  --------  --------
Net Asset Value Beginning Of Period         14.28     13.25     11.77      9.17     10.89
                                            -----     -----     -----     -----    ------
Net Investment Income                       (0.12)    (0.13)    (0.14)    (0.10)    (0.10)
Net Realized & Unrealized Gains              0.64      1.70      1.62      2.70     (1.62)
                                            -----     -----     -----     -----    ------
Total Income from Operations                 0.52      1.57      1.48      2.60     (1.72)
                                            -----     -----     -----     -----    ------
Total Distributions to Shareholders          0.00     (0.54)     0.00      0.00      0.00
Net Asset Value End of Period               14.80     14.28     13.25     11.77      9.17
                                            =====     =====     =====     =====    ======
Total Return                                 3.61%    11.91%    12.55%    28.35%   -15.84%
                                            =====     =====     =====     =====    ======




RATIOS
Expenses to Avg. Net Assets*                 0.97%     1.84%     1.88%     1.61%     1.88%
Net Investment Income to Avg Net Assets*    -0.77%    -0.94%    -1.18%    -0.97%    -0.97%
Portfolio Turnover Rate                      1.41%    35.48%    28.35%    33.19%    18.61%
NET ASSETS, END OF PERIOD
(000s omitted)                              3,379     3,445     2,956     2,266     1,080
                                            =====     =====     =====     =====    ======
Such ratios are after effect of              2006      2005      2004      2003      2002
   expenses waived (cents per share
   rounded):                                 0.00      0.00      0.00      0.03      0.00

*    Annualized. Using monthly averages.  Does not include any 12b-1 expenses.

(STAAR INVESTMENT TRUST LOGO)

                               SEMI-ANNUAL REPORT
                        JANUARY 1, 2006 TO JUNE 30, 2006

                              OFFICES OF THE TRUST
604 McKnight Park Dr.
Pittsburgh, PA 15237

                               INVESTMENT ADVISOR
STAAR Financial Advisors, Inc.
604 McKnight Park Dr.
Pittsburgh, PA 15237

E-MAIL: staarbase@aol.com

WEB SITE: www.staarfunds.com

                               TRANSFER AGENT FOR
                              SHAREHOLDER ACCOUNTS
STAAR Financial Advisors, Inc.
604 McKnight Park Dr.
Pittsburgh, PA 15237

                                     COUNSEL
Thomas Sweeney Jr., Esq.
Sweeney and Associates, PC
P.O. Box 82637
Pittsburgh, PA 15218

                  INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
                                   (AUDITORS)
Carson & Co, LLC
201 Village Commons,
Sewickley, PA 15143

                                    TRUSTEES
Jeffrey A. Dewhirst
Sewickley, PA
Investment Banker

Richard Levkoy
Ambridge, PA
Accountant

Thomas J. Smith
Sewickley, PA
Advertising/Marketing Consultant

J. Andre Weisbrod
Wexford, PA
President, STAAR Financial
Advisors, Inc.

                              VISIT OUR WEB SITE:
                               www.staarfunds.com

Performance Updates [GRAPHIC]
Prospectus and Forms
Articles and Information
The Funny File
STAAR Cards

ITEM 2. CODE OF ETHICS.

The Trust adopted a Code of Ethics on November 30, 1999 that was previously filed with the prospectus and SAI dated May 1, 2000. The Code of Ethics was Amended at a meeting of the Board of Trustees on December 15, 2005. The Code of Ethics is designed to protect shareholder interests and includes sections addressing general ethics as well as specific concentration on areas such as prohibited transactions, pre-clearance procedures, certifications and reports by access persons, confidentiality and conflicts of interest

ITEM 6. [RESERVED]

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

[E/O]

Not applicable to open-end investment companies.

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.

Richard Levkoy, an accountant and member of the Trust's Board of Trustees is the designated audit committee financial expert.

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

The principal accountant, Carson & Co., LLC of Sewickley, PA, conducted the 2005 annual audit and related services for the Trust and billed the Trust $44,730 for these services.

ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable to open-end investment companies.

ITEM 8. [RESERVED]

ITEM 9. CONTROLS AND PROCEDURES.

The Board of Trustees have adopted a code of Procedures and practices designed to assure that the interests of shareholders are protected, that full disclosures are made, that conflicts of interest are avoided and to assure compliance with securities laws.

ITEM 10. EXHIBITS.

(a) Based on their evaluation of the Registrant's Disclosure Controls and Procedures as of a date within 90 days of the Filing Date, the Registrant's President and Treasurer/CFO have determined that the Disclosure Controls and Procedures (as defined in Rule 30a-2(c) under the Act) are designed to ensure that information required to be disclosed by the Registrant is recorded, processed, summarized and reported by the filing Date, and that information required to be disclosed in the report is communicated to the Registrant's management, as appropriate, to allow timely decisions regarding required disclosure.

(b) There were no significant changes in the Registrant's internal controls or in other factors that could significantly affect these controls subsequent to the date of their evaluation, and there were no corrective actions with regard to significant deficiencies and material weaknesses.

(a) Any code of ethics or amendment thereto. Previously filed with 2000 prospectus and SAI.

(b) Certifications pursuant to Section 302 of the Sarbanes-Oxley Act of 2002. Filed herewith.

(c) Certification pursuant to Section 906 of the Sarbanes-Oxley Act of 2002. Furnished herewith.

          Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.


          By (Signature and Title)  /s/ J. Andre Weisbrod
                                    ---------------------------------
                                    J. Andre Weisbrod,
                                    Chairman of the Board of Trustees

          Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


          By (Signature and Title)  /s/ Richard Levkoy
                                    ---------------------------------
                                    Richard Levkoy,
                                    Trustee, Chairman of the Audit Committee

SIGNATURES

(Registrant) The STAAR Investment Trust

Date 8/28/06

(Registrant) The STAAR Investment Trust

Date 8/28/06